Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 5 — Commitments and Contingencies
Registration Rights
Prior to the consummation of the Business Combination, the holders of the (i) founder shares, which were issued in a private placement prior to the closing of the initial public offering, (ii) private placement warrants, which were issued in a private placement simultaneously with the closing of the initial public offering and the shares of Class A common stock underlying such private placement warrants and (iii) private placement warrants that may be issued upon conversion of Working Capital Loans had registration rights to require the Company to register a sale of any of its securities held by them prior to the consummation of the initial business combination pursuant to a registration rights agreement which was signed on the effective date of the initial public offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders had certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial business combination. The Company would bear the expenses incurred in connection with the filing of any such registration statements. In addition, the Anchor Investors would, upon receipt of their founder shares, execute a registration rights agreement with respect to their founder shares. These registration rights terminated in connection with the consummation of the Business Combination.
In connection with the consummation of the Business Combination, AMCI, the Sponsor, Legacy LanzaTech, and certain of the Legacy LanzaTech stockholders and AMCI stockholders entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, such stockholders were granted certain registration rights with respect to certain securities held by them.
In addition, the Registration Rights Agreement provides that the Sponsor, then-holders of all outstanding shares of the Company’s Class B common stock, and certain holders of shares of Legacy LanzaTech capital stock will be subject to certain restrictions on transfer with respect to their shares of common stock and LanzaTech warrants. Such restrictions will end (i) with respect to the Sponsor and the holders of the Company’s Class B common stock, on the earlier of (a) the date that is one year following the closing of the Business Combination, (b) such date upon which the closing price per share of common stock equals or exceeds $12.00 per share for any 20 trading days within any 30 day trading period commencing at least 150 days after the closing of the Business Combination and (c) the date on which LanzaTech completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction after the Business Combination that results in all of LanzaTech’s stockholders having the right to exchange their shares of common stock for cash, securities or other property, and (ii) with respect to the holders of shares of Legacy LanzaTech capital stock, on the date that is six months following the closing of the Business Combination.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of the underwriting agreement to purchase up to an additional 2,250,000 units to cover over-allotments, if any. On September 17, 2021, the over-allotment option expired unexercised, resulting in the forfeiture of 562,500 shares of founder shares.
The underwriters were paid an underwriting discount of 1% of the gross proceeds of the initial public offering, or $1,500,000. Additionally, in connection with the initial public offering, the Company agreed to pay the underwriters a deferred underwriting fee of 3.5% of the gross proceeds, or $5,250,000, of the initial public offering upon the completion of the Company’s initial business combination. On September 29, 2022, as discussed further below, Evercore Group L.L.C., (“Evercore”) the representative of the underwriters of the initial public offering, waived its deferred underwriting fee that accrued from its participation in the initial public offering. The Company recognized approximately $4.9 million of the commissions waiver as a reduction to additional paid-in capital in the statements of changes in stockholders’ deficit for the year ended December 31, 2022, as this portion represents an extinguishment of deferred underwriting commissions on public shares which was originally recognized in accumulated deficit. The remaining balance of approximately $172,000 is recognized as a gain from extinguishment of deferred underwriting commissions on public shares in the consolidated statements of operations, which represents the original amount expensed in the Company’s initial public offering.
On September 27, 2022 and September 29, 2022, the Company received notice and a formal letter, respectively, from Evercore Group, L.L.C., an underwriter in the Company’s initial public offering, advising that it had, among other things, (i) resigned from and ceased or refused to act in, its roles as co-placement agent, co-capital markets advisor and exclusive financial advisor to the Company in connection with the Merger and as underwriter in the Company’s initial public offering and (ii) waived its right to receive an aggregate of $13,050,000 in fees, all of which were contingent upon and payable upon the closing of the Merger, consisting of $500,000 for its role as co-placement agent, $7,500,000 for its role as exclusive financial advisor and $5,050,000 of deferred underwriting fees accrued from its participation in the Company’s initial public offering, as well as any expense reimbursements owed to it under those arrangements.
Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of December 31, 2022 and December 31, 2021, the Company does not have any reasonably possible or probable losses from such claims.
Commitments
In November 2022, the Company entered into a Note Purchase Agreement. Refer to Note 12, Related Party Transactions, for more information.
In November 2022, the Company entered into a lease for real estate to expand its headquarters in Skokie, Illinois, commencing on May 1, 2024. As the lease has not commenced, it is not part of the disclosures in Note 15, Leases. The following table represents the future lease payments for this lease (in thousands):

Year ending December 31,
2023	—
2024	642
2025	1,303
2026	1,342
2027	—
Thereafter	—
Total cash payments	3,287